Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net Cash provided by Operating Activities	$ 9,907	$ 597
Cash Flows from Investing Activities:
Advances for vessels under construction	(149,977)	(20,591)
Purchase of 10% of M/T Stenaweco Elegance		(1,190)
Net fixed assets acquisitions/sales	(26)
Investments in unconsolidated joint ventures		(3,820)
Net Cash used in Investing Activities	(150,003)	(25,601)
Cash Flows from Financing Activities:
Proceeds from debt (Note 7)	181,594	9,184
Proceeds from short-term debt (Note 7)	6,760	11,769
Proceeds from related party debt (Note 7)		5,280
Principal payments of debt (Note 7)	(5,359)	(5,010)
Payment of short-term debt	(20,280)
Prepayment of debt	(18,550)
Consideration paid in excess of purchase price over book value of vessels		(21,397)
Proceeds from warrant exercises	4,171
Proceeds from equity offerings		2,531
Equity offerings costs	(152)	(71)
Derivative financial instruments termination receipts	199
Payment of financing costs	(3,192)	(578)
Net Cash provided by Financing Activities	145,191	1,708
Net (decrease)/increase in cash and cash equivalents and restricted cash	5,095	(23,296)
Cash and cash equivalents and restricted cash at beginning of year	7,662	30,613
Cash and cash equivalents and restricted cash at end of the period	12,757	7,317
Cash and cash equivalents	2,654	584
Restricted cash, current	907	1,326
Restricted cash, non-current	9,196	5,407
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	1,001	448
Consideration for purchase of net assets included in Due to related parties		863
Beneficial conversion feature of Series E perpetual convertible preferred stock (Note 12)	9,339
Interest paid net of capitalized interest	5,455	2,557
Finance fees included in Accounts payable/Accrued liabilities	889	55
Offering expenses included in liabilities	168	152
Dividends in kind of Series E shares	1,029
Deemed dividend equivalents on Series E Shares related to redemption value	4,223
Equity Offering of Common Stock to Settle Notes [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Settlement of related party debt, interest, finance fees with convertible stock issued (Note 7, 9 and 12)		14,810
Stock Issued in Exchange for Converting Debt, Interest & Finance Fees [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Settlement of related party debt, interest, finance fees with convertible stock issued (Note 7, 9 and 12)	$ 27,129